Real estate properties held for lease, net (Properties Held for Lease) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 332,986,149	$ 301,312,336
Accumulated depreciation	(30,221,932)	(23,379,023)
Real estate properties held for lease, net	302,764,217	277,933,313	$ 159,873,934
Depreciation expense	7,963,627	7,280,421	$ 2,929,277
Collateral Pledged [Member]
Property Subject to or Available for Operating Lease [Line Items]
Real estate properties held for lease, net	175,429,630	48,610,581
Elementary schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,107,711	3,264,185
Basement parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	9,633,568	10,118,622
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	10,194,286	9,596,645
Parking facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	55,941,369	58,460,591
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	7,789,415	8,181,616
Shopping mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	243,346,989	211,690,677
Other [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 2,972,811	$ 0